Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2014-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	9/3/2014

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2014-3

5. Collateral Summary	Collection Period, Begin:	5/1/2016

	Collection Period, End:	5/31/2016

6. Charge-Off and Delinquency Rates	Determination Date:	6/15/2016

7. Credit Instruments	Distribution Date:	6/20/2016

8. Accumulation Account	Revolving/Amortization Period	Amortization Period

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes and the Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and the Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13975JAA0	255,000,000.00	0.00	0.75845000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13975JAB8	166,000,000.00	121,261,403.45	1.18000000	27,923,867.12	119,240.38	28,043,107.50	0.00	0.00	93,337,536.33
A-3	13975JAC6	166,000,000.00	166,000,000.00	1.48000000	0.00	204,733.33	204,733.33	0.00	0.00	166,000,000.00
A-4	13975JAD4	56,400,000.00	56,400,000.00	1.83000000	0.00	86,010.00	86,010.00	0.00	0.00	56,400,000.00
B	13975JAE2	38,200,000.00	38,200,000.00	2.35000000	0.00	74,808.33	74,808.33	0.00	0.00	38,200,000.00
C	13975JAF9	36,190,000.00	36,190,000.00	2.71000000	0.00	81,729.08	81,729.08	0.00	0.00	36,190,000.00
D	13975JAG7	32,170,000.00	32,170,000.00	3.14000000	0.00	84,178.17	84,178.17	0.00	0.00	32,170,000.00
E		28,150,000.00	28,150,000.00	3.94000000	0.00	92,425.83	92,425.83	0.00	0.00	28,150,000.00
Deal Totals		778,110,000.00	478,371,403.45		27,923,867.12	743,125.12	28,666,992.24	0.00	0.00	450,447,536.33

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	730.49038223	168.21606699	0.71831554	168.93438253	0.00000000	562.27431524
A-3	1,000.00000000	0.00000000	1.23333331	1.23333331	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.52500000	1.52500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.95833325	1.95833325	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.25833324	2.25833324	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.61666677	2.61666677	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.28333321	3.28333321	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3

Beginning Aggregate Note Pool Factor:	614.78634570
Ending Aggregate Note Pool Factor:	578.89955961

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	5/20/2016	6/19/2016	Actual/360	0.43845000	0.32000000	N/A	0.75845000	0.00
A-2	121,261,403.45	5/20/2016	6/19/2016	30/360	N/A	N/A	1.18000000	1.18000000	119,240.38
A-3	166,000,000.00	5/20/2016	6/19/2016	30/360	N/A	N/A	1.48000000	1.48000000	204,733.33
A-4	56,400,000.00	5/20/2016	6/19/2016	30/360	N/A	N/A	1.83000000	1.83000000	86,010.00
B	38,200,000.00	5/20/2016	6/19/2016	30/360	N/A	N/A	2.35000000	2.35000000	74,808.33
C	36,190,000.00	5/20/2016	6/19/2016	30/360	N/A	N/A	2.71000000	2.71000000	81,729.08
D	32,170,000.00	5/20/2016	6/19/2016	30/360	N/A	N/A	3.14000000	3.14000000	84,178.17
E	28,150,000.00	5/20/2016	6/19/2016	30/360	N/A	N/A	3.94000000	3.94000000	92,425.83

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	119,240.38	0.00	119,240.38	0.00
A-3	0.00	204,733.33	0.00	204,733.33	0.00
A-4	0.00	86,010.00	0.00	86,010.00	0.00
B	0.00	74,808.33	0.00	74,808.33	0.00
C	0.00	81,729.08	0.00	81,729.08	0.00
D	0.00	84,178.17	0.00	84,178.17	0.00
E	0.00	92,425.83	0.00	92,425.83	0.00
Deal Totals	0.00	743,125.12	0.00	743,125.12	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-3
4. Collections and Distributions

Collections
Receipts During the Period***	29,458,116.26
Administrative Purchase Payments	216,650.03
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	918,506.16
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	30,593,272.45

Beginning Reserve Account Balance	4,021,271.12
Total Available Amount	34,614,543.57

Distributions
Total Available Amount	34,614,543.57
Basic Servicing Fee	538,097.37
Aggregate Class A Interest Distributable Amount	409,983.71
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	74,808.33
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	81,729.08
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	84,178.17
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	92,425.83
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	4,021,271.12
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	27,923,867.12
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	1,388,182.84

Supplemental Servicing Fees	137,716.28
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	31,800.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3
 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	68,722	43,722	42,179	0	42,179
Deal Totals	Aggregate Receivables Principal Balance	1,175,803,514.91	516,573,479.13	488,649,612.01	0.00	488,649,612.01
	Aggregate Receivables Face Amount	1,175,803,514.91	516,573,479.13	488,649,612.01	0.00	488,649,612.01

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	7.87000000	8.15301954	8.16870456	67.13	67.97	68.06	54.11	38.48	37.77

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.41%	1.49%	1.48%	1.35%	1.45%	1.28%	1.51%	1.50%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.35%	1.44%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	502,611,545.57	106	673,083.33	6,349.84	1.6070%	42,179	299	0.7089%
Preceding	530,264,983.75	104	491,016.94	4,721.32	1.1112%	43,722	259	0.5924%
Next Preceding	559,349,713.37	124	701,449.62	5,656.85	1.5049%	45,174	267	0.5910%
Third Preceding	590,593,787.93	127	824,803.47	6,494.52	1.6759%	Three Month Average		0.6308%
Four Month Average					1.4747%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification			Delinquent
Totals	1,175,803,514.91	12,254,355.78	1.0422%	31 - 60 days	1,366	19,231,226.10	3.9356%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	242	3,416,003.43	0.6991%
with the prospectus for Capital Auto Receivables Asset Trust 2014-3 related to delinquencies,				91 - 120 days	54	667,183.39	0.1365%
charge-offs or uncollectible accounts.				> 120 days	3	50,664.23	0.0104%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	586	7,607,335.28
				Current Period	53	716,048.52
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	39	203,053.12
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	600	8,120,330.68
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	4,021,271.12	4,021,271.12	0.00	0.00	0.00	4,021,271.12	4,021,271.12

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	26,144,224.75
Current Overcollateralization	38,202,075.68
Overcollateralization Target (Revolving Period)	—
Overcollateralization Target (Amortization Period)	38,202,075.68

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2014-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2014-3 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-3

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	804,254,224.75	9,393,588.22	1.1680%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	371,549,290.16	2,860,767.56	0.7700%